COMMITMENTS	12 Months Ended
Dec. 31, 2018
Commitments [Abstract]
COMMITMENTS
16.	COMMITMENTS

The Company’s commitments consist of the following:

	Leases	Marketing	Total
2019	$4,055,054	$2,545,461	$6,600,515
2020	3,436,577	-	3,436,577
2021	3,407,940	-	3,407,940
2022	3,407,940	-	3,407,940
2023	3,382,177	-	3,382,177
Beyond	46,998,224	-	46,998,224
Total	$64,687,912	$2,545,461	$67,233,373

On March 7, 2018, the Company executed a long-term non-cancellable lease agreement with Envest Corp. to provide cogeneration derived heat and power at its 450,000 square foot Greenhouse Facility. As part of the agreement, the Company is committed to $61,975,680 in aggregated lease and maintenance payments for a 20-year term to secure the rights to the Cogen equipment. The Company is currently utilizing temporary Cogen equipment system to provide heat and power while the long-term Cogen solution is being installed. The installation, once completed, will constitute a lease under

IFRS 16 and the Cogen equipment will be recorded within property and equipment, with a corresponding lease liability recognized. Embedded service costs pertaining to maintenance will be separated from the lease and expensed as incurred. Additionally, the Company has a lease commitment until November 30, 2023 for the rental of the head office and production facilities.

The Company entered into service contract with Breakthru to provide development of a route-to-market platform for the Company’s products in the wholesale market. Additionally, the Company has entered into a service contract with Adobe to provide advertising cloud services for a one-year term.